Note 2 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Going concern

According to Accounting Standards Codification (“ASC”)
205
-
40,
Presentation of Financial Statements - Going Concern
(“ASC
205
-
40”
), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the company's ability to continue as a going concern within one
year after the date that the financial statements are issued. This evaluation initially does not
take into consideration the potential mitigating effect of management's plans that have not
been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the company's ability to continue as a going concern. The mitigating effect of management's plans, however, is only considered if both (
1
) it is probable that the plans will be effectively implemented within one
year after the date that the financial statements are issued, and (
2
) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one
year after the date that the financial statements are issued.

The Company has incurred operating losses and negative cash flows from operations since inception. To date, the Company has no
product revenue and management expects operating losses to continue for the foreseeable future, and has primarily funded these losses through equity financings. The Company incurred a net loss of
$45,445
during the
nine
months ended
September 30, 2020
and has an accumulated deficit of
$260,222
as of
September 30, 2020.
Net cash used in operations was approximately
$36,783
for the
nine
months ended
September 30, 2020.
As of
September 30, 2020,
the Company had
$22,868
net current assets and
$30,874
cash and cash equivalents on hand.

The Company is implementing a cost reduction plan, which includes the deferral of certain research, development and clinical projects and reduction of administrative expenses until it obtains additional financings. With the implementation of the cost reduction plan, the Company anticipates that its current financial resources will enable it to meet its operational expense and capital expenditure needs into the fourth
quarter of year
2021.

Therefore, the management believes that the substantial doubt about the Company's ability to continue as a going concern within one
year after the date the financial statements are issued has been alleviated. The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these financial statements include, but are not
limited to share-based compensation, clinical trial expense accrual, valuation allowance for deferred tax assets, estimating uncertain tax position, measurement of operating right-of-use assets and lease liabilities and estimating of useful life for property and equipment. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Fair value measurements

The Company measures certain financial assets and liabilities at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three
-level hierarchy, as follows:

•	Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2— Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3— Unobservable inputs which are supported by little or no market activity.

ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”
) describes
three
main approaches to measuring the fair value of assets and liabilities: (
1
) market approach; (
2
) income approach and (
3
) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily include cash, due to related parties, accounts payable and long-term loans. Except for the long-term loans, the carrying values of these financial instruments approximated their fair value due to their short-term nature as of
December 31, 2019
and
September 30, 2020.

As of
December 31, 2019
and
September 30, 2020,
the total carrying amount of long-term loans was
$1,436
and
$2,108,
compared with an estimated fair value of
$1,373
and
$2,002,
respectively. The fair value of the long-term loans is estimated by discounting cash flows using interest rates currently available for debts with similar terms and maturities (Level
2
fair value measurement).

Recent accounting pronouncements

New accounting standard that have
not
yet been adopted

In
December 2019,
the FASB issued ASU
2019
-
12,
 Income Taxes (Topic
740
):
Simplifying the Accounting for Income Taxes
. This update simplifies the accounting for income taxes as part of the FASB's overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC
740,
and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after
December 15, 2020,
and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Company is currently evaluating the impact on its financial statements of adopting this guidance.